CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2018	$ 532	$ (532)	$ 184,877	$ 184,877
Beginning balance, shares at Dec. 31, 2018	5,316,667
Stock-based compensation		62,099		62,099
Sale of shares of common stock	$ 192	2,429,282		2,429,474
Sale of shares of common stock, shares	1,926,327
Ending balance, value at Dec. 31, 2019	$ 1,116	3,017,940	(1,473,292)	1,545,764
Ending balance, shares at Dec. 31, 2019	11,159,661
Stock-based compensation		63,880		63,880
Net loss three months ended September 30, 2020			(502,495)	(502,495)
Ending balance, value at Mar. 31, 2020	$ 1,116	3,081,820	(1,975,787)	1,107,149
Ending balance, shares at Mar. 31, 2020	11,159,661
Beginning balance, value at Dec. 31, 2019	$ 1,116	3,017,940	(1,473,292)	1,545,764
Beginning balance, shares at Dec. 31, 2019	11,159,661
Stock-based compensation		623,457		623,457
Exercise of stock options	27	404,973		$ 405,000
Exercise of stock options, shares				270,000
Ending balance, value at Dec. 31, 2020	$ 1,143	4,046,370	(3,516,400)	$ 531,113
Ending balance, shares at Dec. 31, 2020	11,429,661
Beginning balance, value at Mar. 31, 2020	$ 1,116	3,081,820	(1,975,787)	1,107,149
Beginning balance, shares at Mar. 31, 2020	11,159,661
Stock-based compensation		116,613		116,613
Net loss three months ended September 30, 2020			(495,086)	(495,086)
Ending balance, value at Jun. 30, 2020	$ 1,116	3,198,433	(2,470,873)	728,676
Ending balance, shares at Jun. 30, 2020	11,159,661
Stock-based compensation		148,781		148,781
Exercise of stock options	$ 15	230,609		230,624
Exercise of stock options, shares	153,750
Net loss three months ended September 30, 2020			(307,151)	(307,151)
Ending balance, value at Sep. 30, 2020	$ 1,131	3,577,823	(2,778,024)	800,930
Ending balance, shares at Sep. 30, 2020	11,313,411
Beginning balance, value at Dec. 31, 2020	$ 1,143	4,046,370	(3,516,400)	531,113
Beginning balance, shares at Dec. 31, 2020	11,429,661
Stock-based compensation		678,918		678,918
Exercise of stock options	$ 4	68,434		68,438
Exercise of stock options, shares	45,625
Sale of shares of common stock	$ 125	5,006,375		5,006,500
Sale of shares of common stock, shares	1,251,625
Costs of stock sale		(407,445)		(407,445)
Net loss three months ended September 30, 2020			(895,111)	(895,111)
Ending balance, value at Mar. 31, 2021	$ 1,272	9,392,652	(4,411,511)	4,982,413
Ending balance, shares at Mar. 31, 2021	12,726,911
Stock-based compensation		223,155		223,155
Net loss three months ended September 30, 2020			(1,001,760)	(1,001,760)
Ending balance, value at Jun. 30, 2021	$ 1,272	9,615,807	(5,413,271)	4,203,808
Ending balance, shares at Jun. 30, 2021	12,726,911
Stock-based compensation		221,350		221,350
Net loss three months ended September 30, 2020			(710,663)	(710,663)
Ending balance, value at Sep. 30, 2021	$ 1,272	$ 9,837,157	$ (6,123,934)	$ 3,714,495
Ending balance, shares at Sep. 30, 2021	12,726,911